Schedule of Movement of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Beginning balance	¥ (460)	¥ (294)
Additions	(2,813)	(166)
Ending balance	¥ (3,273)	¥ (460)